Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash And Cash Equivalents
Schedule of Cash and Cash Equivalents

	December 31
	2022	2021
	NIS in thousands

Cash	192,351	193,214
Short term deposits	40,238	3,003
	232,589	196,217

The currencies in which balances of cash and cash equivalents are denominated, or to which they are linked, are:

	December 31
	2022	2021
	NIS in thousands

USD	17,302	72,497
NIS	215,287	123,720
Total cash and cash equivalents	232,589	196,217